Change in Presentation Currency (Details) - Schedule of consolidated statements of loss and comprehensive loss (Parentheticals) - 12 months ended Dec. 31, 2021	$ / shares	$ / shares
Previously Reported [Member]
Change in Presentation Currency (Details) - Schedule of consolidated statements of loss and comprehensive loss (Parentheticals) [Line Items]
Loss per share - diluted		$ (0.05)
Translated [Member]
Change in Presentation Currency (Details) - Schedule of consolidated statements of loss and comprehensive loss (Parentheticals) [Line Items]
Loss per share - diluted	$ (0.13)